Trade receivables, reseller financing and other receivables - Trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	R$ 4,269,473	R$ 4,533,327
Loss allowance for expected credit losses	(134,383)	(173,287)
Current	3,921,790	4,149,111
Non-current	13,216	61,463
Trade receivables [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	(334,467)	(322,753)
Trade receivables	3,935,006	4,210,574
Current	3,921,790	4,149,111
Non-current	13,216	61,463
Trade receivables [member] | Domestic customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	4,183,696	4,527,167
Related parties	78	64
Trade receivables [member] | foreign customers [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	82,634	3,401
Related parties	R$ 3,065	R$ 2,695